Lease - Maturity (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Future minimum lease payments
2025	¥ 1,710
2026	987
2027	231
Total lease payments	2,928
Less: imputed interest	(72)
Present value of lease liabilities	¥ 2,856